                                                                  July 15, 1998


TO THE SHAREHOLDER:

The Fund ended the quarter, June 30, 1998, with a Net Asset Value of $22.66 per share. This represents a 0.2% decrease from $22.70 per share at the end of the March 31, 1998 fiscal year and an 8.0% increase from $20.99 per share a year earlier. The Fund's stock closed the quarter on the New York Stock Exchange at $21.375 per share, representing a 5.7% discount to Net Asset Value.

The performance of the Fund is compared below to the average of the 18 other closed-end bond funds with which we have historically compared ourselves:


               Total Return-Percentage Change in Net Asset Value
                Per Share with All Distributions Reinvested(1)

-------------------------------------------------------------------------------------------------------
                                 10 Years        5 Years        2 Years        1 Year        Quarter
                                to 6/30/98     to 6/30/98     to 6/30/98     to 6/30/98     to 6/30/98
-------------------------------------------------------------------------------------------------------
1838 Bond Fund (2)               170.01%        50.10%         27.86%         15.51%         3.22%
Average of 18 Other
Closed-End Bond Funds (2)        151.60%        45.87%         23.08%         11.75%         2.56%
Salomon Bros. Bond Index (3)     176.82%        49.54%         26.35%         15.50%         3.37%

1 - This is historical information and should not be construed as indicative of likely future performance.

2 - Source: Lipper Analytical Services Corporation.

3 - Comprised of long-term AAA and AA corporate bonds; series has been changed to include mortgage-backed securities.


Please note that during the quarter the Fund went "ex" two dividend payments, which accounts for the seeming discrepancy between a slight decline in the Net Asset Value per share and the positive performance results reported by Lipper Analytical Services. On June 8, 1998, the Board of Directors declared a dividend of $0.38 per share, payable on August 4, 1998 to shareholders of record June 30, 1998.

The table below updates the portfolio quality of the Fund's assets compared to the end of the most recent fiscal years:

--------------------------------------------------------------------------------------------------------------
                           Percent of Total Investment (Standard & Poor's Ratings)
--------------------------------------------------------------------------------------------------------------
                    U.S. Treasuries,
                       Agencies &                                                           B and        Not
  Period Ended          AAA Rated           AA           A           BBB          BB        Lower       Rated
--------------------------------------------------------------------------------------------------------------
June 30, 1998         18.5%                0.0%        29.2%        47.6%        4.2%        0.3%        0.3%
March 31, 1998        19.9%                0.0%        31.9%        44.0%        3.0%        0.9%        0.3%
March 31, 1997        22.3%                1.3%        31.9%        34.5%        9.3%        0.4%        0.3%
March 31, 1996        31.4%                1.2%        26.2%        27.4%        9.6%        3.9%        0.3%

The Annual Meeting of Shareholders of the Fund is scheduled to be held on July 30, 1998. As described in the proxy statement that you have already received, one proposal is for shareholder approval of a new investment advisory agreement between 1838 Investment Advisors and your fund, resulting from a pending merger with MBIA Inc. If the shareholders of the Fund approve the new advisory agreement, management of the Fund anticipates bringing a beneficial combination of resources of the merged firms to the portfolio management of your Fund.

Additionally, effective July 1, 1998, Coopers and Lybrand L.L.P., the Fund's independent accountants, combined their business and practices with Price Waterhouse LLP and will be known as PricewaterhouseCoopers LLP.

We also would like to thank all shareholders that participated in the governance of their fund and voted their proxies at the Annual Meeting.





                                                   Sincerely,


                                                   /s/ John H. Donaldson
                                                   -----------------------------
                                                   John H. Donaldson
                                                   President
                                                   JHD/mcr

SCHEDULE OF NET ASSETS                                  JUNE 30, 1998
(Unaudited)


                                                                         Moody's/
                                                                        Standard &
                                                                          Poor's
                                                                        Rating for
                                                                           Debt         Principal      Identified Cost       Value
                                                                        Securities    Amount (000's)      (Note 2)         (Note 1)
                                                                       ------------  ---------------- ----------------    ---------
LONG TERM DEBT SECURITIES (96.79%)
ELECTRIC UTILITIES (9.82%)
Cleveland Electric Illuminating, 1st Mtge., 9.00%, 07/01/23 .........     Ba1/BB+         $1,800        $ 1,662,876      $ 1,997,040
Commonwealth Edison, 1st Mtge., 9.125%, 10/15/21 ....................    Baa2/BBB          2,000          2,062,500        2,126,294
Hydro Quebec, Gtd. Debs., 8.25%, 04/15/26 ...........................      A2/A+           1,550          1,475,994        1,873,873
Niagara Mohawk Power, 1st Mtge., 8.75%, 04/01/22 ....................    Ba1/BBB-          1,000          1,028,220        1,090,300
Utilicorp United Inc., Sr. Note 9.00%, 11/15/21 .....................    Baa3/BBB          1,000          1,090,000        1,092,423
                                                                                                        -----------      -----------
                                                                                                          7,319,590        8,179,930
                                                                                                        -----------      -----------
FINANCIAL (16.72%)
Chrysler Financial Corp., Notes, 12.75%, 11/01/99 ...................      A2/A            1,000          1,090,125        1,084,626
Citicorp Capital II, Capital Securities, 8.015%, 02/15/27 ...........     Aa3/A-           2,000          2,012,070        2,178,136
EOP Operating LP, 7.25%, 02/15/18 ...................................    Baa1/BBB          1,000            991,900        1,013,778
FBS Capital I, Capital Securities, 8.09%, 11/15/26 ..................     A1/BBB+          2,000          1,993,370        2,200,680
HSBC America Capital Corp., 8.38%, 05/15/27 .........................     A2/BBB+          3,000          3,080,350        3,301,857
Liberty Property Trust, 7.50%, 01/15/18 .............................    Baa3/BBB-         1,000            998,430        1,000,000
Penn Central Corp., Sub. Notes, 10.625%, 04/15/00 ...................    Ba1/BBB-          1,000          1,150,640        1,076,390
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 ...................    Ba1/BBB-          1,500          1,634,965        2,049,000
                                                                                                        -----------      -----------
                                                                                                         12,951,850       13,904,467
                                                                                                        -----------      -----------
FOREIGN (.46%)
Korea Electric Power Inc., Debs., 7.00%, 02/01/27 ...................     Ba1/BB+            500            421,466          374,010
                                                                                                        -----------      -----------
INDUSTRIAL & MISCELLANEOUS (39.60%)
Chiquita Brands, Sr. Notes, 10.25%, 11/01/06 ........................      B1/B+             250            255,625          270,000
Dell Computer Corp., Sr. Debs., 7.10%, 04/15/28 .....................    Baa1/BBB          2,500          2,501,140        2,579,557
Georgia Pacific Corp., Debs., 9.625%, 03/15/22 ......................    Baa2/BBB-         1,000          1,059,240        1,140,393
Harcourt General Inc., Sr. Debs., 8.875%, 06/01/22 ..................    Baa1/BBB+         2,000          2,157,020        2,455,232
Harcourt General Inc., Sr. Debs., 7.30%, 08/01/2097 .................    Baa1/BBB+         1,500          1,488,886        1,495,785
K N Energy Inc., Debs., 8.75%, 10/15/24 .............................    Baa2/BBB-         1,150          1,263,799        1,335,438
Mark IV Industries, Inc., Debs., 7.75%, 04/01/06 ....................     Ba2/BB+            500            462,650          518,937
May Department Stores Co., Debs., 10.75%, 06/15/18 ..................      A2/A              150            154,385          158,250
News America Holdings Inc., Sr. Debs., 10.125%, 10/15/12 ............    Baa3/BBB-         2,050          2,163,502        2,407,223
News America Holdings Inc., Gtd. Debs., 7.90%, 12/01/2095 ...........    Baa3/BBB-         1,400          1,298,624        1,506,568
North Dakota State Muni. Bond Bank, Water Sys. Rev., 10.50%, 04/01/14     Aaa/AAA          1,000          1,159,780        1,033,420
Phillip Morris, Debs., 7.75%, 01/15/27 ..............................      A2/A            3,000          3,007,020        3,249,678
Smurfit Capital Funding, Gtd., Debs., 7.50%, 11/20/25 ...............     Baa1/A-          2,000          1,990,780        2,169,996
Societe Generale(NY), 7.40%, 06/01/06 ...............................      A1/A+             400            413,588          422,217
Texaco Capital Inc., Debs., 7.50%, 03/01/43 .........................      A1/A+           2,000          1,977,920        2,172,660
Time Warner Inc., Debs., 9.15%, 02/01/23 ............................    Baa3/BBB-         3,000          3,159,700        3,806,853
Tricon Global Senior Note, 7.65%, 05/15/08 ..........................     Ba1/BB             500            498,875          507,871
TRW Inc., Notes, 9.25%, 12/30/11 ....................................      A2/A              275            326,312          347,878
TRW Inc., Notes, 9.375%, 04/15/21 ...................................      A2/A              303            320,893          405,984
Union Camp Corp., Debs., 9.25%, 02/01/11 ............................      A2/A-           1,500          1,486,305        1,873,592
Westren Atlas Inc., Debs., 8.55%, 06/15/24 ..........................      A2/A-           2,539          2,651,998        3,094,406
                                                                                                        -----------      -----------
                                                                                                         29,798,041       32,951,938
                                                                                                        -----------      -----------
TELEPHONE & COMMUNICATIONS (5.43%)
Continental Cablevision, Sr. Debs., 9.50%, 08/01/13 .................    Baa3/BBB+         1,000          1,120,000        1,190,831
TCI Communications, Inc., Sr. Debs., 9.25%, 01/15/23 ................    Baa3/BBB-         2,000          1,991,940        2,280,000
Worldcom Inc., Sr. Note., 9.375%, 01/15/04 ..........................    Baa2/BBB-         1,000          1,051,875        1,053,750
                                                                                                        -----------      -----------
                                                                                                          4,163,815        4,524,581
                                                                                                        -----------      -----------

                       See notes to financial statements.

SCHEDULE OF NET ASSETS--continued                       JUNE 30, 1998
(Unaudited)


                                                                          Moody's/
                                                                         Standard &
                                                                           Poor's
                                                                         Rating for
                                                                            Debt        Principal      Identified Cost      Value
                                                                         Securities    Amount (000's)      (Note 2)        (Note 1)
                                                                        ------------  ---------------- ----------------    ---------
TRANSPORTATION (9.71%)
AMR Corp., Debs., 10.00%, 04/15/21 ...................................   Baa3/BBB-         $ 2,000     $   2,148,940     $ 2,695,000
Auburn Hills Trust, Gtd. Exchangeable Ctfs. 12.00%, 05/01/20 .........     A2/A              1,000         1,000,000       1,635,000
Ford Holdings, Gtd. Debs., 9.375%, 03/01/20 ..........................     A1/A              1,000         1,117,790       1,319,149
Ford Motor Co., Debs., 8.875%, 01/15/22 ..............................     A1/A              1,500         1,480,350       1,875,308
Greater Orlando Aviation Auth., 8.20%, 10/01/12 ......................    Aaa/AAA              500           551,875         556,250
                                                                                                       -------------     -----------
                                                                                                           6,298,955       8,080,707
                                                                                                       -------------     -----------
MORTGAGE BACKED SECURITIES (5.04%)
FNMA Pool #313411, 7.00%, 03/01/04 ...................................     NR/NR             1,521         1,538,871       1,543,675
GNMA Pool #780374, 7.50%, 12/15/23 ...................................     NR/NR               752           746,231         774,378
GNMA Pool #417239, 7.00%, 02/15/26 ...................................     NR/NR             1,849         1,875,066       1,878,772
                                                                                                       -------------     -----------
                                                                                                           4,160,168       4,196,825
                                                                                                       -------------     -----------
U.S. GOVERNMENT & AGENCIES (10.01%)
U.S. Treasury Bonds, 10.75%, 08/15/05 ................................     NR/NR             1,600         2,120,750       2,081,501
U.S. Treasury Bonds, 8.125%, 08/15/21 ................................     NR/NR             1,000         1,016,407       1,303,438
U.S. Treasury Bonds, 7.875%, 02/15/21 ................................     NR/NR             3,900         4,051,031       4,949,345
                                                                                                       -------------     -----------
                                                                                                           7,188,188       8,334,284
                                                                                                       -------------     -----------
TOTAL LONG TERM DEBT SECURITIES ......................................                                    72,302,073      80,546,742
                                                                                                       -------------     -----------
US AGENCY DISCOUNT NOTE (1.19%)
FNMA Discount Note, 5.42%, 08/04/98 ..................................     NR/NR             1,000           993,677         993,677
TOTAL US AGENCY DISCOUNT NOTE ........................................                                       993,677         993,677
                                                                                                       -------------     -----------
                                                                                           Shares
                                                                                           -------
INVESTMENT COMPANIES (.27%)
High Yield Plus Fund .................................................     NR/NR            25,000           167,178         225,000
                                                                                                       -------------     -----------
TOTAL INVESTMENTS (98.25%) ...........................................                                 $  73,462,928*    $81,765,419
                                                                                                       =============     ===========
OTHER ASSETS AND LIABILITIES (1.75%) .................................                                                     1,454,601
                                                                                                                         -----------
NET ASSETS (100.00%) .................................................                                                   $83,220,020


* The Moody's/Standard & Poor's rating for debt securities is not covered by the Report of Independant Accountants.

* The cost for federal income tax purposes was $73,462,928. The aggregate gross unrealized appreciation in which there was an excess of market value over tax cost was $8,595,305, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $292,814.


                       See notes to financial statements.

FINANCIAL STATEMENTS (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998


Assets:
   Investment in securities at value(identified cost $73,462,928) (Note 1) ...............    $81,765,419
   Cash ..................................................................................      1,330,455
   Interest receivable ...................................................................      1,630,202
   Prepaid expenses ......................................................................          9,728
                                                                                              -----------
     TOTAL ASSETS ........................................................................     84,735,803
                                                                                              -----------
Liabilities:
   Accrued expenses payable ..............................................................        119,945
   Dividends payable .....................................................................      1,395,838
                                                                                              -----------
     TOTAL LIABILITIES ...................................................................      1,515,783
                                                                                              -----------
Net assets: (equivalent to $22.66 per share based on 3,673,258 shares of capital stock        $83,220,020
                                                                                              ===========
  outstanding)
NET ASSETS consisted of:
   Capital paid - in .....................................................................    $74,634,276
   Accumulated undistributed net realized gain on investments ............................        283,253
   Net unrealized appreciation on investments ............................................      8,302,491
                                                                                              -----------
                                                                                              $83,220,020
                                                                                              ===========
STATEMENT OF OPERATIONS
For the three months ended June 30, 1998

Investment Income:
   Interest ............................................................                      $ 1,550,643
   Dividends ...........................................................                           16,664
                                                                                              -----------
     Total Investment Income ...........................................                        1,567,307
                                                                                              -----------
Expenses:
   Investment advisory fees (Note 4) ...................................        $  115,815
   Transfer agent fees .................................................            11,780
   Insurance ...........................................................             3,909
   Directors' fees and expenses ........................................             7,533
   Audit fees ..........................................................             6,333
   State and local taxes ...............................................             5,118
   Legal fees and expenses .............................................             6,547
   Reports to shareholders .............................................             4,752
   Custodian fees ......................................................             2,146
   Miscellaneous .......................................................             6,429
                                                                                ----------
     Total Expenses ....................................................                          170,362
                                                                                              -----------
        Net Investment Income ..........................................                        1,396,945
                                                                                              -----------
Realized and unrealized gain (loss) on investments (Note 1):
   Net realized gain from security transactions ........................                          283,253
                                                                                              -----------
   Unrealized appreciation of investments:
     Beginning of period ...............................................         7,350,696
     End of period .....................................................         8,302,491
                                                                                ----------
        Change in unrealized appreciation of investments ...............                          951,795
                                                                                              -----------
          Net realized and unrealized gain on investments ..............                        1,235,048
                                                                                              -----------
          Net increase in net assets resulting from operations .........                      $ 2,631,993
                                                                                              ===========


                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Three Months
                                                                                            ended
                                                                                        June 30, 1998       Year ended
                                                                                         (unaudited)      March 31, 1998
                                                                                       ---------------   ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income ...........................................................    $  1,396,945      $  5,528,166
   Net realized gain from security transactions (Note 2) ...........................         283,253           164,027
   Change in unrealized appreciation (depreciation) of investments .................         951,795         7,586,669
                                                                                        ------------      ------------
   Net increase in net assets resulting from operations ............................       2,631,993        13,278,862
                                                                                        ------------      ------------
Dividends to shareholders from net investment income ...............................      (1,402,545)       (5,528,166)
Dividends to shareholders in excess of net investment income .......................      (1,389,131)          (86,494)
Distributions to shareholders from net realized gain ...............................              --            (5,422)
                                                                                        ------------      ------------
                                                                                          (2,791,676)       (5,620,082)
                                                                                        ------------      ------------
Capital share transactions:
   Net asset value of shares issued to shareholders in reinvestment of dividends
    from net investment income (Note 5) ............................................              --                --
                                                                                        ------------      ------------
   Increase (decrease) in net assets ...............................................        (159,683)        7,658,780
Net Assets:
   Beginning of period .............................................................      83,379,703        75,720,923
                                                                                        ------------      ------------
   End of period ...................................................................    $ 83,220,020      $ 83,379,703
                                                                                        ============      ============


             HOW TO ENROLL IN THE DIVIDEND REINVESTMENT PLAN

     1838 Bond-Debenture Trading Fund (the "Fund") has established a plan for the automatic investment of dividends and distributions which all shareholders of record are eligible to join. The method by which shares are obtained is explained on page 11. The Fund has appointed First Chicago Trust Company of New York to act as the Agent of each shareholder electing to participate in the plan. Information and application forms are available from First Chicago Trust Company of New York, P.O. Box 2500, Jersey City, New Jersey 07303-2500.








                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.




                                                           Three months
                                                              ended                      Year Ended March 31,
                                                             06/30/98     -----------------------------------------------------
                                                           (unaudited)        1998          1997          1996          1995
                                                          -------------   -----------   -----------   -----------   -----------
Per Share Operating Performance
Net asset value, beginning of period ..................      $ 22.70        $ 20.61       $ 21.15       $ 20.64       $ 21.45
                                                             -------        -------       -------       -------       -------
 Net investment income ................................         0.38           1.51          1.51          1.58          1.58
 Net realized and unrealized gain (loss) on
  investments .........................................         0.34           2.11         (0.49)         0.61         (0.67)
                                                             -------        -------       -------       -------       -------
Total from investment operations ......................         0.72           3.62          1.02          2.19          0.91
                                                             -------        -------       -------       -------       -------
Less distributions
 Dividends from net investment income .................        (0.38)         (1.51)        (1.51)        (1.58)        (1.58)
 Dividends in excess of net investment income .........        (0.38)          0.00         (0.02)         0.00         (0.01)
 Distributions from net realized gain .................         0.00          (0.02)         0.00         (0.06)         0.00
 Distributions in excess of net realized gain .........         0.00           0.00          0.00          0.00          0.00
 Distributions from tax return of capital .............         0.00           0.00         (0.03)        (0.04)        (0.13)
                                                             -------        -------       -------       -------       -------
Total distributions ...................................        (0.76)        ( 1.53)       (1.56)         (1.68)        (1.72)
                                                             -------        -------       -------       -------       -------
Net asset value, end of period ........................      $ 22.66        $ 22.70       $ 20.61       $ 21.15       $ 20.64
                                                             =======        =======       =======       =======       =======
Per share market price, end of period .................      $ 21.38        $ 20.81       $ 19.75       $ 21.25       $ 20.13
                                                             =======        =======       =======       =======       =======
Total Investment Return
 Based on market value ................................         6.39%         13.11%         0.28%        13.91%         3.41%
Ratios/Supplemental Data
Net assets, end of period (in 000's) ..................     $ 83,220        $83,380       $75,721       $77,581       $75,384
 Ratio of expenses to average net assets ..............         0.82%*         0.85%         0.87%         0.86%         0.86%
 Ratio of net investment income to average net
   assets .............................................         6.75%*         6.89%         7.27%         7.37%         7.83%
 Portfolio Turnover Rate ..............................        21.44%*        25.03%        32.83%        43.25%        35.38%
Number of shares outstanding at the end of period
 (in 000's) ...........................................        3,673          3,673         3,673         3,668         3,653

------------
* Annualized


                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 -- Significant Accounting Policies -- The 1838 Bond-Debenture Trading Fund ("the Fund") is registered under the Investment Company Act of 1940, as amended , as a diversified closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


A. Security Valuation -- Securities which are primarily traded in the over-the-counter market are valued at the mean of the bid prices on the last business day of the period generally obtained from at least two dealers regularly making a market in the security. Securities which are primarily traded on a national securities exchange are valued at the last reported sales price. The Fund believes that, because of the size of its position in securities, the primary market for the listed debt securities in its portfolio is the over-the-counter market. Short-term money market instruments which have a maturity of more than 60 days are valued at the mean bid prices for securities of a similar type, yield and maturity obtained from at least two dealers. Short-term money market instruments which have a maturity of 60 days or less are valued at amortized cost which approximates market value. At June 30, 1998, the Fund had invested 96.79% of its portfolio in long-term debt obligations of issuers engaged in financial, industrial, electric utilities, trans- portation, telephone & communication, foreign and other miscellaneous activities. The issuers' ability to meet these obligations may be affected by economic developments in their respective industries.

B. Determination of Gains or Losses on Sale of Securities -- Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

C. Federal Income Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Other -- Security transactions are accounted for on the date the securities are purchased or sold. The Fund records interest income on the accrual basis. In computing net investment income, the Fund does not amortize premiums or accrue discounts on fixed income securities in the portfolio. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. Distributions to Shareholders -- Distributions of net investment income will be made quarterly. Distributions of net capital gains realized will be made annually. Income distributions and capital gain distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments in market discount and mortgage backed securities.

F. Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 2 -- Portfolio Transactions -- The following is a summary of the security transactions for the quarter ended June 30, 1998:
                                                                     Proceeds
                                                     Cost of        from Sales
                                                    Purchases      or Maturities
                                                  -------------   --------------
          U.S. Government Securities ..........    $  993,677       $  518,594
          Other Investment Securities .........    $5,043,730       $3,831,320

Note 3 -- Capital Stock -- At June 30, 1998, there were 10,000,000 shares of capital stock ($1.00 par value) authorized, with 3,673,258 shares issued and outstanding.

Note 4 -- Investment Advisory Contract and Payments to Affiliated Persons -- Under the terms of the current contract with 1838 Investment Advisors, L.P., advisory fees are paid monthly to the Investment Advisor at an annual rate of 5/8 of 1% on the first $40 million of the Fund's month end net assets and 1/2 of 1% on the excess.

Certain directors and officers of the Fund are also directors, officers and/or employees of the Investment Advisor or its corporate general partner, 1838 Investment Advisors, Inc. None of the directors so affiliated receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receive compensation from the Fund.

Note 5 -- Dividend and Distribution Reinvestment -- In accordance with the terms of the Automatic Dividend Investment Plan, for shareholders who so elect, dividends and distributions are made in the form of previously unissued Fund shares at net asset value if on the Friday preceding the payment date (the "Valuation Date") the closing New York Stock Exchange price per share, plus the brokerage commissions applicable to one such share, equals or exceeds the net asset value per share, however, if the net asset value is less than 95% of the market price on the Valuation Date, the shares issued will be valued at 95% of the market price. If the net asset value per share exceeds market price plus commissions, the dividend or distribution proceeds are used to purchase Fund shares on the open market for participants in the Plan. During the quarter ended June 30, 1998, the Fund issued zero shares under this Plan.

DIVIDEND REINVESTMENT PLAN

1838 Bond-Denture Trading Fund (the "Fund") has established a plan for the automatic investment of dividends and distributions (the "Plan") pursuant to which dividends and capital gain distributions to shareholders will be paid in or reinvested in additional shares of the Fund. All shareholders of record are eligible to join the Plan. First Chicago Trust Company of New York acts as the agent (the "Agent") for participants under the Plan.

Shareholders whose shares are registered in their own names may elect to participate in the Plan by completing an authorization form and returning it to the Agent. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

Dividends and distributions are reinvested under the Plan as follows. If the market price per share on the Friday before the payment date for the dividend or distribution (the "Valuation Date"), plus the brokerage commissions applicable to one such share, equals or exceeds the net asset value per share on that date, the Fund will issue new shares to participants valued at the net asset value or, if the net asset value is less than 95% on the market price on the Valuation Date, then valued at 95% of the market price. If net asset value per share on the Valuation Date exceeds the market price per share on that date, plus the brokerage commissions applicable to one such share, the Agent will buy shares on the open market, on the New York Stock Exchange, for the participants' accounts. If, before the Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per share purchase price paid by the Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution has been paid in shares issued by the Fund at net asset value.

There is no charge to participants for reinvesting dividends or distributions payable in either shares or cash. The Agent's fees for handling of reinvestment of such dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or cash. However, each participant will be charged by the Agent a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends or distributions payable only in cash.

For purposes of determining the number of shares to be distributed under the Plan, the net asset value is computed on the Valuation Date and compared to the market value of such shares on such date. The Plan may be terminated by a participant by delivery of written notice of termination to the Agent at the address shown below. Upon termination, the Agent will cause a certificate or certificates for the full shares held for a participant under the Plan and a check for any fractional shares to be delivered to the former participant.

Distributions of investment company taxable income that are invested in additional shares generally are taxable to shareholders as ordinary income. A capital gain distribution that is reinvested in shares is taxable to shareholders as long-term capital gain, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the Fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

Plan information and authorization forms are available from First Chicago Trust Company of New York, P.O. Box 2500, Jersey City, New Jersey, 07303-2500.



             HOW TO GET ASSISTANCE WITH SHARE TRANSFER OR DIVIDENDS
       Contact Your Transfer Agent, First Chicago Trust Company of New York, P.O. Box 2500, Jersey City, New Jersey 07303-2500, or call 201-324-0498

                                   DIRECTORS
                         -----------------------------

                               W. THACHER BROWN
                              JOHN GILRAY CHRISTY
                               JOHN H. DONALDSON
                               MORRIS LLOYD, JR.
                             JOHN J. McELROY, III
                               J. LAWRENCE SHANE


                                   OFFICERS
                         -----------------------------

                               JOHN H. DONALDSON
                                   President
                              ANNA M. BENCROWSKY
                                Vice President
                                 and Secretary
                                 MARCIA ZERCOE
                                Vice President
                              RHONDA L. McNAVISH
                           Assistant Vice President


                              INVESTMENT ADVISOR
                         -----------------------------

                        1838 INVESTMENT ADVISORS, L.P.
                    FIVE RADNOR CORPORATE CENTER, SUITE 320
                              100 MATSONFORD ROAD
                               RADNOR, PA 19087


                                   CUSTODIAN
                         -----------------------------

                      REPUBLIC NATIONAL BANK OF NEW YORK
                               452 FIFTH AVENUE
                              NEW YORK, NY 10018


                                TRANSFER AGENT
                         -----------------------------

                    FIRST CHICAGO TRUST COMPANY OF NEW YORK
                                 P.O. BOX 2500
                          JERSEY CITY, NJ 07303-2500


                                    COUNSEL
                         -----------------------------

                              PEPPER HAMILTON LLP
                             3000 TWO LOGAN SQUARE
                           EIGHTEENTH & ARCH STREETS
                            PHILADELPHIA, PA 19103


                                   AUDITORS
                         -----------------------------

                         PricewaterhouseCoopers L.L.P.
                            2400 ELEVEN PENN CENTER
                            PHILADELPHIA, PA 19103

                                     1838

                         BOND--DEBENTURE TRADING FUND
                        ------------------------------

                         FIVE RADNOR CORPORATE CENTER,

                                   SUITE 320

                              100 MATSONFORD ROAD

                               RADNOR, PA 19087



                               [GRAPHIC OMITTED]

                               Quarterly Report

                                 June 30, 1998